Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities
Net loss	$ (186,107)	$ (352,548)	$ (3,428,937)	$ (2,639,472)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of discounts on convertible debentures	25,410	41,161	134,014	134,263
Bad debts			0	0
Change in fair value of derivative liabilities	(39,574)	(142,695)	(79,337)	1,079,355
Interest charge for derivative liabilities in excess of face amount of debt			0	164,310
Amortization of right of use asset	5,551	0	5,438	0
Loss on settlement of debt			0	209,009
Accrued interest for convertible debt	5,648	0
Stock-based compensation	13,613	278,447	2,602,191	292,449
Changes in operating assets and liabilities:
Accounts and other receivables	9,068	13,330	(3,924)	(16,694)
Inventory	(117,812)	(10,098)	(50,727)	(16,122)
Prepaid expenses and deposits			(5,722)	0
Restricted cash			0	0
Accounts payable and accrued liabilities	(15,394)	(26,473)	(142,629)	42,294
Deferred revenue	(3,769)	(11,410)	6,673	(123,653)
Net Cash Used in Operating Activities	(303,366)	(210,286)	(962,960)	(874,261)
Cash Flows from Financing Activities
Proceeds from issuance of preferred stock, net of offering costs	107,500	127,000	470,500	303,070
Proceeds from notes payable			49,965	406,449
Repayment of lease liability - operating lease	(6,582)	0	(5,438)	0
Repayment of notes payable and convertible debentures	(26,601)	0	(136,115)	(50,000)
Proceeds from issuance of common stock	0	56,555	621,746	202,973
Proceeds from notes payable and convertible debentures, net	200,000	0	0	38,500
Net Cash Provided by Financing Activities	274,317	183,555	1,000,658	900,992
Change in Cash	(29,049)	(26,731)	37,698	26,731
Cash, Beginning of Year	64,429	26,731	26,731	0
Cash, End of Period	35,380	0	64,429	26,731
Supplemental Disclosures:
Interest paid			18,593	0
Income taxes paid			808	0
Non-cash Investing and Financing Activities:
Subscription receivable	0	52,822
Conversion of notes payable and accrued interest:
Derecognition of notes payable and accrued interest	0	0	(9,616)	(372,454)
Fair value of common shares issued	168,127	187,815	18,610	1,895,562
Derecognition of preferred stock	(112,529)	(109,824)	(472,810)	(376,325)
Derecognition of unamortized discount	0	0	0	229,322
Derecognition of derivative liabilities	0	0	(9,013)	(1,448,326)
Conversion of preferred stock:
Fair value of common stock issued	0	0	861,574	648,129
Derecognition of unamortized discount	63,136	60,501	206,629	259,971
Derecognition of derivative liabilities	(49,876)	(82,216)	(356,951)	(286,782)
Deemed dividend	(68,857)	(56,276)	(251,187)	(215,039)
Discount related to issuance of preferred stock	57,218	116,277	319,856	256,526
Deemed dividends on preferred stock (excluding conversions)	27,473	85,184	$ (147,653)	$ (262,901)
Conversion of accrued expenses	$ 0	$ 16,543
Cashless exercise of warrants			498	105,038
Original issue discount on convertible debt			$ 0	$ 0
Increase in value of warrants			0	370,726
Conversion of accrued liabilities with issuance of common stock			0	67,073
Issuance of common shares for commitment fee on equity line			5,481	8,000
Discount for issuance of convertible debt			0	184,841
Right of use asset			81,668	0
Reclassification of security deposit to accounts payable			$ 4,013	$ 4,013